Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 164,687,440		¥ 323,109,178		$ 23,952,795
Total liabilities	908,423,767		819,445,350		132,124,757
Net Revenue	17,492,415	$ 2,544,166	73,208,166	¥ 56,285,522
Net loss	(217,092,926)	(31,574,856)	(118,165,850)	(593,781,589)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
Variable Interest Entity [Line Items]
Total assets	80,531,978		99,468,575		11,712,890
Total liabilities	335,980,249		335,667,587		$ 48,866,300
Net Revenue	16,567,372	2,409,624	19,995,118	38,445,435
Net loss	¥ (49,024,050)	$ (7,130,252)	¥ (71,839,112)	¥ (80,050,853)